Fair Value Measurements (Amortized Cost And Estimated Fair Value Of Available-For-Sale Securities By Contractual Maturities) (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Amortized Cost of Available-for-sale debt securities, Due in less than 1 year	$ 71,003
Fair Value of Available-for-sale debt securities, Due in less than 1 year	71,003
Amortized Cost of Available-for-sale debt securities, Due after 10 years	18,800	18,800
Fair Value of Available-for-sale debt securities, Due after 10 years	17,505	17,332
Equity securities, Amortized Cost	5,564	5,564
Equity securities, Fair Value	3,700	6,177
Available-for-sale securities, Amortized Cost, Total	95,367	24,364
Available-for-sale securities, Fair Value, Total	$ 92,208	$ 23,509